Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 15,924	$ 17,260
Cost of revenue	5,683	3,854
Gross profit	10,241	13,406
Operating expenses:
Research and development	3,156	2,143
Selling and marketing	3,906	3,372
General and administrative	2,866	2,626
Total operating expenses	9,928	8,141
Operating profit	313	5,265
Financial expense	127	3,612
Financial income	(788)	(267)
Financial expense (income), net	(661)	3,345
Profit before income tax	974	1,920
Tax expense	279	831
Net profit for the period	695	1,089
Other comprehensive income for the period
Change in the fair value of debt investments at fair value through other comprehensive income	121
Total comprehensive income for the period	$ 816	$ 1,089
Basic and diluted profit per share:
Basic profit per share (in Dollars per share)	$ 0.01	$ 0.02
Diluted profit per share (in Dollars per share)	$ 0.01	$ 0.02